Note 8 - Options and Equity (Details) (USD $)	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Jan. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options (in Dollars)				$ 0		$ 0		$ 0	$ 0
Share Based Compensation Arrangement By Share Based Payment Award Number Of Annual Shares Authorized To Each Director	5,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	5,000	5,000						15,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)	$ 3.15	$ 3.56						$ 3.56
Allocated Share-based Compensation Expense (in Dollars)				$ 21,000	$ 24,000	$ 21,000	$ 24,000	$ 24,000	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			42,416	0	0	0	0